SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expected term	6 years
Risk-free interest rate, minimum	3.55%	3.55%
Risk-free interest rate, maximum	3.95%	4.55%
Expected volatility	90.00%	90.00%
Annual dividend yield	0.00%	0.00%
Per share grant date fair value	$ 18.19	$ 1,036.57
Minimum [Member]
Expected term		6 years
Maximum [Member]
Expected term		10 years